Fair Value of the Purchaser and Non-Purchaser Warrants at Issuance (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 1	1.56%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 2	5.00
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 3	97.16%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 4	0.00%
Amendment Agreements [Member]
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 1		3.13%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 2		29.58
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 3		100.71%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 4		0.00%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 1	3.13%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 2	29.58
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 3	100.71%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 4	0.00%
Embedded conversion options and warrants [Member]
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 1		3.21%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 2		0.10%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 3		29.48
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 4		1.25
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 5		100.07%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 6		77.51%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 7		0.184
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 8		0.65
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 9		0.00%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 10		0.00%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 1	2.59%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 2	3.21%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 3	25.77
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 4	29.48
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 5	101.94%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 6	100.07%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 7	0.185
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 8	0.184
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 9	0.00%
Non-interest Bearing Liabilities Fair Value Of The Purchaser And Non-purchaser Warrants At Issuance 10	0.00%